LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET [Abstract]
Severance-pay expenses	$ 73	$ 42	$ 844